Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Actuarial loss relating to pension	(58.6)	(39.4)
Total accumulated other comprehensive loss	(58.6)	(39.4)

For actuarial loss related to pension, the accumulated applicable amount of income taxes related to companies domiciled in Norway, where the tax rate is 27%, amounted to $21.7 million and $15.3 million at December 31, 2014 and 2013, respectively.